Commitments, Contingencies, and Sponsored Research (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 01, 2021	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments, Contingencies, and Sponsored Research (Details) [Line Items]
Number of purchase unit (in Shares)		10,000			10,080	10,000		10,000
Contract term					12 years	3 years		3 years
Remaining purchase obligation			$ 788		$ 863	$ 788		$ 788
Contract agreement payments					$ 849
Enrollment description					(i) 20% upon the enrollment of the first patient, (ii) 20% upon the enrollment of the final patient and (iii) 10% upon lab receipt of shipments for all initially planned assays.	Remaining payments are due as follows: (i) 20% upon the enrollment of the first patient, (ii) 20% upon the enrollment of the final patient and (iii) 10% upon lab receipt of shipments for all initially planned assays. Costs associated with the clinical trial agreement are being recorded as research and development expenses in the consolidated statements of operations.
Agreement amount						$ 200
Research expenses			40	$ 38		$ 119	$ 101
Minimum of participants (in Shares)						2,500
Insurance cost						$ 200
Commitment payments					$ 699
Vendor Agreements [Member]
Commitments, Contingencies, and Sponsored Research (Details) [Line Items]
Remaining purchase obligation			788			788
CRADA Agreement [Member]
Commitments, Contingencies, and Sponsored Research (Details) [Line Items]
Research expenses			$ 29	$ 25		$ 75	$ 29
CHOP Agreement [Member]
Commitments, Contingencies, and Sponsored Research (Details) [Line Items]
Agreement amount	$ 311